Consolidated Balance Sheet - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Assets - Non current
Goodwill	£ 56,885	£ 36,760	[1]
Intangible assets	38,751	28,910	[1]
Property, plant and equipment	12,747	10,579	[1]
Lease right-of-use assets	51,134
Deferred tax assets	13,340	9,550	[1]
Financial assets	639	0	[1]
Total	173,496	85,799	[1]
Assets - Current
Trade and other receivables	82,614	65,917	[1]
Corporation tax receivable	2,922	790	[1]
Financial assets	584	0	[1]
Cash and cash equivalents	101,327	70,172	[1]
Total	187,447	136,879	[1]
Total assets	360,943	222,678	[1]
Liabilities - Current
Lease liabilities	11,132	21	[1]
Trade and other payables	58,599	48,502	[1]
Corporation tax payable	1,449	2,920	[1]
Contingent consideration	1,442	1,244	[1]
Deferred consideration	3,764	1,516	[1]
Total	76,386	54,203	[1]
Liabilities - Non-current
Lease liabilities	42,233	0
Deferred tax liabilities	5,861	2,033	[1]
Other liabilities	136	113	[1]
Total	48,230	2,146	[1]
Equity
Share capital	1,099	1,089	[1]
Share premium	221	128	[1]
Merger relief reserve	25,527	21,573	[1]
Retained earnings	214,638	146,963	[1]
Other reserves	(3,817)	(1,577)	[1]
Investment in own shares	(1,341)	(1,847)	[1]
Total	236,327	166,329	[1]
Total liabilities and equity	£ 360,943	£ 222,678	[1]

[1]	(1) See note 3C for additional details